INCOME TAXES (Schedule of Deferred Taxes Included in Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred taxes	$ (5,408)	$ (3,405)
Long-term Liabilities [Member]
Deferred taxes	$ (5,408)	$ (3,405)